Information About Revenue By Geographic Area (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Information About Revenue By Geographic Area
Schedule of revenue based on customer location

	Six Months Ended June 30,
	2012	2013
North America	$27,610	$39,201
Europe	29,578	39,181
Rest of the world	21,011	29,544

Total revenue	$78,199	$107,926

	Year Ended December 31,
	2010	2011	2012
North America	$28,631	$40,536	$59,963
Europe	33,796	47,967	62,943
Rest of the world	20,546	31,768	46,710

Total revenue	$82,973	$120,271	$169,616